Schedule of Investments - September 30, 2023
Hotchkis & Wiley Small Cap Diversified Value Fund (Unaudited)

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COMMON STOCKS - 98.88%	Held	Value
COMMUNICATION SERVICES - 0.96%
Media - 0.96%
Emerald Holding, Inc. (a)	169,050	$764,106
Stagwell, Inc. (a)	596,400	2,797,116
TEGNA, Inc.	187,467	2,731,394
TOTAL COMMUNICATION SERVICES		6,292,616

CONSUMER DISCRETIONARY - 14.11%
Automobile Components - 1.67%
Adient PLC (a)	73,605	2,701,304
Atmus Filtration Technologies, Inc. (a) (l)	128,900	2,687,565
The Goodyear Tire & Rubber Company (a)	217,700	2,706,011
Phinia, Inc.	105,800	2,834,382
		10,929,262
Broadline Retail - 0.43%
Kohl’s Corp.	66,300	1,389,648
Macy’s, Inc.	122,600	1,423,386
		2,813,034
Diversified Consumer Services - 0.60%
Adtalem Global Education, Inc. (a)	57,400	2,459,590
Graham Holdings Company	2,500	1,457,500
		3,917,090
Hotels, Restaurants & Leisure - 2.01%
Bloomin’ Brands, Inc.	85,405	2,100,110
Brinker International, Inc. (a)	49,170	1,553,280
Dave & Buster’s Entertainment, Inc. (a)	38,200	1,416,074
Denny’s Corp. (a)	161,800	1,370,446
Dine Brands Global, Inc.	40,700	2,012,615
El Pollo Loco Holdings, Inc.	143,200	1,281,640
SeaWorld Entertainment, Inc. (a)	13,800	638,250
Six Flags Entertainment Corp. (a)	31,900	749,969
Travel + Leisure Company	56,280	2,067,164
		13,189,548
Household Durables - 1.86%
Century Communities, Inc.	22,996	1,535,673
Green Brick Partners, Inc. (a)	16,150	670,387
KB Home	31,400	1,453,192
La-Z-Boy, Inc.	70,800	2,186,304
M/I Homes, Inc. (a)	23,923	2,010,489
Meritage Homes Corp.	12,100	1,480,919
Taylor Morrison Home Corp. (a)	34,410	1,466,210
Tri Pointe Homes, Inc. (a)	50,687	1,386,289
		12,189,463
Leisure Products - 1.33%
Funko, Inc. (a)	200,100	1,530,765
JAKKS Pacific, Inc. (a)	81,967	1,523,767
Johnson Outdoors, Inc.	51,900	2,838,411
Vista Outdoor, Inc. (a)	85,600	2,835,072
		8,728,015
Specialty Retail - 4.93%
The Aaron’s Company, Inc.	196,300	2,055,261
Advance Auto Parts, Inc.	24,000	1,342,320
Asbury Automotive Group, Inc. (a)	8,764	2,016,333
The Cato Corp.	98,100	751,446
Designer Brands, Inc. (l)	113,800	1,440,708
Genesco, Inc. (a)	46,530	1,434,055
Group 1 Automotive, Inc.	9,128	2,452,785
Haverty Furniture Companies, Inc.	69,100	1,988,698
Hibbett, Inc.	42,573	2,022,643
Leslie’s, Inc. (a)	243,100	1,375,946
LL Flooring Holdings, Inc. (a)	473,730	1,501,724
MarineMax, Inc. (a)	64,400	2,113,608
OneWater Marine, Inc. (a)	102,744	2,632,301
PetMed Express, Inc.	126,000	1,291,500
Revolve Group, Inc. (a)	53,300	725,413
Signet Jewelers Ltd.	30,800	2,211,748
Sleep Number Corp. (a)	25,600	629,504
Sonic Automotive, Inc.	56,950	2,719,931
Urban Outfitters, Inc. (a)	27,310	892,764
Zumiez, Inc. (a)	40,400	719,120
		32,317,808
Textiles, Apparel & Luxury Goods - 1.28%
Carter’s, Inc.	19,400	1,341,510
G-III Apparel Group Ltd. (a)	74,340	1,852,553
Hanesbrands, Inc.	344,600	1,364,616
Kontoor Brands, Inc.	36,100	1,585,151
Lakeland Industries, Inc.	10,300	155,221
Oxford Industries, Inc.	6,800	653,684
Steven Madden Ltd.	46,000	1,461,420
		8,414,155
TOTAL CONSUMER DISCRETIONARY		92,498,375

CONSUMER STAPLES - 2.77%
Consumer Staples Distribution & Retail - 0.44%
The Andersons, Inc.	41,600	2,142,816
Natural Grocers by Vitamin Cottage, Inc.	59,400	766,854
		2,909,670
Food Products - 0.30%
B&G Foods, Inc. (l)	119,800	1,184,822
Cal-Maine Foods, Inc.	16,500	798,930
		1,983,752
Household Products - 0.53%
Central Garden & Pet Company (a)	31,500	1,390,410
Energizer Holdings, Inc.	64,600	2,069,784
		3,460,194
Personal Care Products - 1.50%
Edgewell Personal Care Company	56,800	2,099,328
Herbalife Ltd. (a)	189,300	2,648,307
Medifast, Inc.	35,100	2,627,235
Nu Skin Enterprises, Inc.	59,950	1,271,540
USANA Health Sciences, Inc. (a)	20,100	1,178,061
		9,824,471
TOTAL CONSUMER STAPLES		18,178,087

ENERGY - 9.00%
Energy Equipment & Services - 3.34%
Dril-Quip, Inc. (a)	84,000	2,366,280
Expro Group Holdings NV (a)	122,303	2,841,098
Forum Energy Technologies, Inc. (a)	80,400	1,931,208
Helix Energy Solutions Group, Inc. (a)	179,700	2,007,249
Liberty Energy, Inc.	113,400	2,100,168
National Energy Services Reunited Corp. (a) (i)	400,000	2,296,000
Newpark Resources, Inc. (a)	301,800	2,085,438
Precision Drilling Corp. (a)	40,100	2,691,512
ProPetro Holding Corp. (a)	168,550	1,791,687
Solaris Oilfield Infrastructure, Inc.	166,100	1,770,626
		21,881,266
Oil, Gas & Consumable Fuels - 5.66%
Baytex Energy Corp.	648,242	2,858,748
Berry Corp.	322,770	2,646,714
California Resources Corp.	48,200	2,699,682
Callon Petroleum Company (a)	62,200	2,433,264
Chord Energy Corp.	15,073	2,442,881
Crescent Energy Company	219,500	2,774,480
Equitrans Midstream Corp.	257,400	2,411,838
Kinetik Holdings, Inc.	39,540	1,334,475
Kosmos Energy Ltd. (a)	301,313	2,464,740
Northern Oil and Gas, Inc.	68,500	2,755,755
Par Pacific Holdings, Inc. (a)	59,600	2,142,024
REX American Resources Corp. (a)	12,434	506,312
Talos Energy, Inc. (a)	163,800	2,692,872
Vertex Energy, Inc. (a) (l)	448,800	1,997,160
Vital Energy, Inc. (a)	50,700	2,809,795
World Kinect Corp.	94,924	2,129,145
		37,099,885
TOTAL ENERGY		58,981,151

FINANCIALS - 31.84%
Banks - 19.82%
1st Source Corp.	16,206	682,111
Ameris Bancorp	38,300	1,470,337
Associated Banc-Corp	118,000	2,018,980
Bank of Marin Bancorp	105,000	1,919,400
BankUnited, Inc.	125,710	2,853,616
BayCom Corp.	36,300	697,323
BCB Bancorp, Inc.	53,500	595,990
Bridgewater Bancshares, Inc. (a)	74,590	707,113
Brookline Bancorp, Inc.	217,799	1,984,149
Cadence Bank	69,910	1,483,490
Cambridge Bancorp	23,900	1,488,731
Camden National Corp.	48,016	1,355,012
Capitol Federal Financial, Inc.	112,600	537,102
Cathay General Bancorp	57,732	2,006,764
Central Pacific Financial Corp.	124,100	2,069,988
Central Valley Community Bancorp	38,700	546,057
Civista Bancshares, Inc.	39,000	604,500
CNB Financial Corp.	36,800	666,448
Columbia Banking System, Inc.	103,700	2,105,110
Community Trust Bancorp, Inc.	39,710	1,360,465
ConnectOne Bancorp, Inc.	155,300	2,768,998
CrossFirst Bankshares, Inc. (a)	67,520	681,277
CVB Financial Corp.	91,300	1,512,841
Dime Community Bancshares, Inc.	103,500	2,065,860
Eagle Bancorp, Inc.	125,630	2,694,764
FB Financial Corp.	47,025	1,333,629
Financial Institutions, Inc.	39,961	672,544
First Busey Corp.	69,800	1,341,556
First Business Financial Services, Inc.	21,665	650,167
First Financial Corp.	60,763	2,054,397
First Foundation, Inc.	101,100	614,688
First Hawaiian, Inc.	100,740	1,818,357
First Internet Bancorp	85,889	1,392,261
First Interstate BancSystem, Inc.	55,500	1,384,170
First Merchants Corp.	48,902	1,360,454
First Mid Bancshares, Inc.	47,700	1,266,912
The First of Long Island Corp.	112,880	1,299,249
Flushing Financial Corp.	160,318	2,104,975
FS Bancorp, Inc.	21,380	630,710
Great Southern Bancorp, Inc.	17,110	819,911
Hanmi Financial Corp.	166,267	2,698,513
Heartland Financial USA, Inc.	22,600	665,118
Heritage Financial Corp.	41,600	678,496
Hilltop Holdings, Inc.	72,200	2,047,592
Home Bancorp, Inc.	19,700	627,839
HomeStreet, Inc. (l)	157,878	1,229,870
Hope Bancorp, Inc.	306,733	2,714,587
Horizon Bancorp, Inc.	196,300	2,096,484
Independent Bank Corp.	95,200	1,745,968
Independent Bank Group, Inc.	35,600	1,407,980
Investar Holding Corp.	56,000	593,040
Kearny Financial Corp.	180,300	1,249,479
Lakeland Bancorp, Inc.	93,930	1,185,397
Live Oak Bancshares, Inc.	68,400	1,980,180
Luther Burbank Corp.	72,145	606,018
Mercantile Bank Corp.	31,300	967,483
Midland States Bancorp, Inc.	63,613	1,306,611
MidWestOne Financial Group, Inc.	30,794	626,042
Northeast Bank	13,200	582,120
Northeast Community Bancorp, Inc.	44,800	661,248
Northfield Bancorp, Inc.	148,107	1,399,611
Northrim BanCorp, Inc.	33,957	1,345,376
OceanFirst Financial Corp.	163,510	2,365,990
Pacific Premier Bancorp, Inc.	62,614	1,362,481
PacWest Bancorp (l)	349,100	2,761,380
Parke Bancorp, Inc.	33,600	547,344
PCB Bancorp	45,100	696,795
Popular, Inc.	44,700	2,816,546
Preferred Bank	32,700	2,035,575
Premier Financial Corp.	126,060	2,150,584
Primis Financial Corp.	82,204	669,963
Provident Financial Services, Inc.	144,100	2,203,289
RBB Bancorp	53,432	682,861
Sandy Spring Bancorp, Inc.	87,200	1,868,696
Shore Bancshares, Inc.	64,512	678,666
Sierra Bancorp	37,800	716,688
Simmons First National Corp.	122,700	2,080,992
Southern First Bancshares, Inc. (a)	25,177	678,268
Synovus Financial Corp.	22,400	622,720
Territorial Bancorp, Inc.	54,352	494,060
Texas Capital Bancshares, Inc. (a)	34,090	2,007,901
Towne Bank	53,800	1,233,634
TrustCo Bank Corp.	63,692	1,738,155
Univest Financial Corp.	79,350	1,379,103
Valley National Bancorp	232,200	1,987,632
Veritex Holdings, Inc.	75,900	1,362,405
WaFd, Inc.	79,744	2,043,041
Washington Trust Bancorp, Inc.	76,330	2,009,769
Western Alliance Bancorp	55,900	2,569,723
Wintrust Financial Corp.	17,750	1,340,125
Zions Bancorp NA	79,400	2,770,265
		129,910,109
Capital Markets - 2.52%
Diamond Hill Investment Group, Inc.	8,300	1,399,131
Evercore, Inc.	18,010	2,483,219
Federated Hermes, Inc.	79,700	2,699,439
Janus Henderson Group PLC	103,000	2,659,460
Perella Weinberg Partners	178,800	1,820,184
Virtu Financial, Inc.	156,100	2,695,847
Virtus Investment Partners, Inc.	13,600	2,747,064
		16,504,344
Consumer Finance - 1.27%
Bread Financial Holdings, Inc.	79,600	2,722,320
Navient Corp.	168,420	2,900,192
SLM Corp.	198,600	2,704,932
		8,327,444
Financial Services - 2.20%
Enact Holdings, Inc.	89,500	2,437,085
Essent Group Ltd.	55,900	2,643,511
Euronet Worldwide, Inc. (a)	8,400	666,792
Merchants Bancorp	48,800	1,352,736
MGIC Investment Corp.	108,800	1,815,872
NMI Holdings, Inc. (a)	96,000	2,600,640
Radian Group, Inc.	116,200	2,917,782
		14,434,418
Insurance - 5.15%
Ambac Financial Group, Inc. (a)	104,900	1,265,094
Assured Guaranty Ltd.	33,300	2,015,316
Axis Capital Holdings Ltd.	35,900	2,023,683
Brighthouse Financial, Inc. (a)	22,900	1,120,726
CNO Financial Group, Inc.	115,686	2,745,229
Employers Holdings, Inc.	66,635	2,662,068
Enstar Group Ltd. (a)	11,139	2,695,638
The Hanover Insurance Group, Inc.	13,200	1,464,936
Horace Mann Educators Corp.	83,614	2,456,579
Kemper Corp.	63,300	2,660,499
Lincoln National Corp.	53,700	1,325,853
Mercury General Corp.	48,100	1,348,243
ProAssurance Corp.	62,400	1,178,736
Safety Insurance Group, Inc.	18,800	1,281,972
SiriusPoint Ltd. (a)	203,578	2,070,388
Stewart Information Services Corp.	63,700	2,790,061
White Mountains Insurance Group Ltd.	1,800	2,692,242
		33,797,263
Mortgage Real Estate Investment Trusts - 0.88%
Apollo Commercial Real Estate Finance, Inc.	126,300	1,279,419
BrightSpire Capital, Inc.	88,100	551,506
Claros Mortgage Trust, Inc.	59,400	658,152
Granite Point Mortgage Trust, Inc.	261,000	1,273,680
Great Ajax Corp.	102,734	661,607
TPG RE Finance Trust, Inc.	199,000	1,339,270
		5,763,634
TOTAL FINANCIALS		208,737,212

HEALTH CARE - 2.00%
Biotechnology - 0.74%
Emergent BioSolutions, Inc. (a)	646,200	2,197,080
Ironwood Pharmaceuticals, Inc. (a)	274,100	2,639,583
		4,836,663
Health Care Providers & Services - 0.77%
National HealthCare Corp.	20,700	1,324,386
Premier, Inc.	105,700	2,272,550
Select Medical Holdings Corp.	58,900	1,488,403
		5,085,339
Health Care Technology - 0.21%
Computer Programs and Systems, Inc. (a)	85,100	1,356,494

Pharmaceuticals - 0.28%
Phibro Animal Health Corp.	97,000	1,238,690
SIGA Technologies, Inc.	111,393	584,813
		1,823,503
TOTAL HEALTH CARE		13,101,999

INDUSTRIALS - 16.65%
Aerospace & Defense - 1.21%
AerSale Corp. (a)	116,700	1,743,498
Moog, Inc.	18,000	2,033,280
National Presto Industries, Inc.	28,614	2,073,370
V2X, Inc. (a)	40,555	2,095,072
		7,945,220
Air Freight & Logistics - 0.43%
Forward Air Corp.	41,000	2,818,340

Building Products - 1.50%
Armstrong World Industries, Inc.	29,100	2,095,200
AZZ, Inc.	53,900	2,456,762
Insteel Industries, Inc.	55,000	1,785,300
JELD-WEN Holding, Inc. (a)	157,900	2,109,544
Resideo Technologies, Inc. (a)	88,100	1,391,980
		9,838,786
Commercial Services & Supplies - 2.70%
ABM Industries, Inc.	66,500	2,660,665
ACCO Brands Corp.	315,509	1,811,022
Brady Corp.	36,300	1,993,596
The Brink’s Company	37,300	2,709,472
Ennis, Inc.	65,600	1,392,032
Healthcare Services Group, Inc.	191,300	1,995,259
Interface, Inc.	207,700	2,037,537
MillerKnoll, Inc.	100,800	2,464,560
Quad/Graphics, Inc. (a)	119,900	603,097
		17,667,240
Construction & Engineering - 0.98%
Fluor Corp. (a)	76,030	2,790,301
Primoris Services Corp.	27,953	914,902
Tutor Perini Corp. (a)	345,921	2,708,561
		6,413,764
Electrical Equipment - 0.77%
GrafTech International Ltd.	545,980	2,091,103
Preformed Line Products Company	5,027	817,290
Thermon Group Holdings, Inc. (a)	79,183	2,175,157
		5,083,550
Ground Transportation - 0.58%
Heartland Express, Inc.	135,300	1,987,557
Marten Transport Ltd.	65,500	1,291,005
PAM Transportation Services, Inc. (a)	23,700	510,735
		3,789,297
Machinery - 3.43%
Barnes Group, Inc.	59,200	2,011,024
Columbus McKinnon Corp.	59,500	2,077,145
Enerpac Tool Group Corp.	43,400	1,147,062
Flowserve Corp.	71,300	2,835,601
Gates Industrial Corp. PLC (a)	163,200	1,894,752
The Greenbrier Companies, Inc.	66,799	2,671,960
Hillenbrand, Inc.	64,620	2,734,072
Miller Industries, Inc.	26,820	1,051,612
Mueller Industries, Inc.	27,600	2,074,416
Mueller Water Products, Inc.	162,900	2,065,572
Wabash National Corp.	91,182	1,925,764
		22,488,980
Marine Transportation - 0.32%
Matson, Inc.	23,813	2,112,689

Professional Services - 3.82%
BGSF, Inc.	27,260	261,969
Concentrix Corp.	35,700	2,859,926
Heidrick & Struggles International, Inc.	107,810	2,697,406
Kelly Services, Inc.	111,650	2,030,914
Kforce, Inc.	34,600	2,064,236
Korn Ferry	57,556	2,730,457
ManpowerGroup, Inc.	37,400	2,742,168
RCM Technologies, Inc. (a)	38,200	746,428
Resources Connection, Inc.	182,685	2,723,833
TrueBlue, Inc. (a)	189,500	2,779,965
TTEC Holdings, Inc.	77,500	2,032,050
Verra Mobility Corp. (a)	72,000	1,346,400
		25,015,752
Trading Companies & Distributors - 0.91%
Global Industrial Company	23,957	802,560
MRC Global, Inc. (a)	66,400	680,600
NOW, Inc. (a)	66,300	786,981
Rush Enterprises, Inc.	59,370	2,424,077
Titan Machinery, Inc. (a)	47,600	1,265,208
		5,959,426
TOTAL INDUSTRIALS		109,133,044

INFORMATION TECHNOLOGY - 8.14%
Communications Equipment - 0.19%
Cambium Networks Corp. (a)	169,952	1,245,748

Electronic Equipment, Instruments & Components - 4.80%
Avnet, Inc.	51,900	2,501,061
Belden, Inc.	27,670	2,671,539
Benchmark Electronics, Inc.	28,200	684,132
Coherent Corp. (a)	63,500	2,072,640
ePlus, Inc. (a)	31,980	2,031,370
Itron, Inc. (a)	44,700	2,707,926
Kimball Electronics, Inc. (a)	73,400	2,009,692
PC Connection, Inc.	26,906	1,436,242
Plexus Corp. (a)	29,923	2,782,240
Sanmina Corp. (a)	50,395	2,735,441
ScanSource, Inc. (a)	46,033	1,395,260
TTM Technologies, Inc. (a)	210,500	2,711,240
Vishay Intertechnology, Inc.	110,726	2,737,147
Vontier Corp.	95,400	2,949,767
		31,425,697
Semiconductors & Semiconductor Equipment - 1.60%
Cirrus Logic, Inc. (a)	28,300	2,093,068
Diodes, Inc. (a)	26,849	2,116,775
MaxLinear, Inc. (a)	62,300	1,386,175
Photronics, Inc. (a)	106,100	2,144,281
Semtech Corp. (a)	105,500	2,716,625
		10,456,924
Software - 0.98%
ACI Worldwide, Inc. (a)	119,000	2,684,640
Ebix, Inc.	227,470	2,247,404
Telos Corp. (a)	637,700	1,524,103
		6,456,147
Technology Hardware, Storage & Peripherals - 0.57%
CPI Card Group, Inc. (a)	67,913	1,257,749
NCR Corp. (a)	92,400	2,492,028
		3,749,777
TOTAL INFORMATION TECHNOLOGY		53,334,293

MATERIALS - 5.41%
Chemicals - 3.35%
AdvanSix, Inc.	66,800	2,076,144
Alto Ingredients, Inc. (a)	455,300	2,012,426
Cabot Corp.	17,270	1,196,293
Chase Corp.	5,400	687,042
Ecovyst, Inc. (a)	274,600	2,702,064
Hawkins, Inc.	13,100	770,935
Ingevity Corp. (a)	57,600	2,742,336
Innospec, Inc.	20,700	2,115,540
Minerals Technologies, Inc.	52,100	2,852,996
NewMarket Corp.	1,700	773,568
Tredegar Corp.	299,739	1,621,588
Trinseo PLC	297,550	2,430,984
		21,981,916
Containers & Packaging - 0.61%
Myers Industries, Inc.	113,800	2,040,434
TriMas Corp.	78,900	1,953,564
		3,993,998
Metals & Mining - 0.86%
Compass Minerals International, Inc.	76,000	2,124,200
Kaiser Aluminum Corp.	28,367	2,134,900
Lifezone Metals Ltd. (a) (l)	55,107	676,163
Worthington Industries, Inc.	11,050	683,111
		5,618,374
Paper & Forest Products - 0.59%
Mercer International, Inc.	297,350	2,551,263
Sylvamo Corp.	29,800	1,309,412
		3,860,675
TOTAL MATERIALS		35,454,963

REAL ESTATE - 3.57%
Diversified Real Estate Investment Trusts - 0.54%
Empire State Realty Trust, Inc.	439,600	3,534,384

Hotel & Resort Real Estate Investment Trusts - 1.02%
Braemar Hotels & Resorts, Inc.	439,100	1,216,307
Park Hotels & Resorts, Inc.	226,000	2,784,320
Pebblebrook Hotel Trust	196,800	2,674,512
		6,675,139
Real Estate Management & Development - 1.73%
Cushman & Wakefield PLC (a)	359,000	2,735,580
Douglas Elliman, Inc.	261,660	591,352
Marcus & Millichap, Inc.	89,900	2,637,666
RE/MAX Holdings, Inc.	189,700	2,454,718
Seritage Growth Properties (a)	376,348	2,912,933
		11,332,249
Retail Real Estate Investment Trusts - 0.28%
Alexander’s, Inc.	10,100	1,840,523
TOTAL REAL ESTATE		23,382,295

UTILITIES - 4.43%
Electric Utilities - 1.64%
ALLETE, Inc.	49,876	2,633,453
Otter Tail Corp.	35,740	2,713,381
PNM Resources, Inc.	63,602	2,837,285
Portland General Electric Company	63,200	2,558,336
		10,742,455
Gas Utilities - 1.60%
Northwest Natural Holding Company	68,800	2,625,408
ONE Gas, Inc.	37,300	2,546,844
Southwest Gas Holdings, Inc.	44,700	2,700,327
Spire, Inc.	46,473	2,629,442
		10,502,021
Multi-Utilities - 1.19%
Avista Corp.	81,261	2,630,419
Black Hills Corp.	50,700	2,564,913
NorthWestern Corp.	54,100	2,600,046
		7,795,378
TOTAL UTILITIES		29,039,854

Total common stocks (Cost $663,263,483)		648,133,889

Total long-term investments (Cost $663,263,483)		648,133,889

COLLATERAL FOR SECURITIES ON LOAN - 1.18%
Money Market Funds - 1.18%
Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class, 5.26%^	7,711,666	7,711,666
Total collateral for securities on loan (Cost $7,711,666)		7,711,666

	Principal
SHORT-TERM INVESTMENTS - 2.46%	Amount
Time Deposits - 2.46%
Citigroup, Inc., 4.68%, 10/02/2023*	$16,112,826	16,112,826
Total short-term investments (Cost $16,112,826)		16,112,826

Total investments - 102.52% (Cost $687,087,975)		671,958,381

Liabilities in excess of other assets - (2.52)%		(16,499,392)

Net assets - 100.00%		$655,458,989

(a)	- Non-income producing security.
(i)	- Illiquid security. The total market value of these securities was $2,296,000, which represented 0.35% of net assets.
(l)
- All or a portion of this security is on loan. The total market value of securities on loan was $7,533,560. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

^	- Rate shown is the 7-day yield as of September 30, 2023.
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Equity securities traded on a national stock exchange or Nasdaq Global Markets, Nasdaq Select Market and the Nasdaq Capital Markets (together, “Nasdaq”) are valued at the last reported sale price or Nasdaq Official Closing Price, as applicable, on that day, or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or Nasdaq. Over-the-counter securities not traded on Nasdaq are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Foreign equity securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining the Fund’s net asset value. Any Fund assets or liabilities initially valued in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing foreign currency exchange market rates as provided by an independent and qualified pricing source approved by the valuation designee (“Pricing Service”).

The Trust’s Board of Trustees (the “Board”) has designated Hotchkis & Wiley Capital Management, LLC (the “Advisor”) as the Fund’s “valuation designee” to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. The Advisor, as the Fund’s valuation designee, has established procedures for its fair valuation of the Fund’s portfolio investments, which address, among other things, determining when market quotations are not readily available or reliable and certain methodologies for the fair valuation of such portfolio investments, as well as the use and oversight of Pricing Services.

Fixed-income securities are generally valued at their evaluated mean prices provided by Pricing Services. Pricing Services generally provide an evaluated price that takes into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, and may provide a price determined by a matrix pricing method or other analytical pricing models. If valuations from the Pricing Services are unavailable or deemed unreliable, the fixed-income security shall be priced according to the average of the bid and ask prices of broker quotes (or a single broker quote) for such security or the last sale price reported on FINRA’s Trade Reporting and Compliance Engine (“TRACE”) (excluding cross and retail trades).

For portfolio holdings which trade in markets that close prior to the close of trading on the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), the Fund generally utilizes a Pricing Service’s fair value price which is designed to capture events occurring after a foreign exchange closes that may affect the value of certain portfolio holdings traded on those foreign exchanges. When this fair value pricing is employed, the value of the portfolio holdings used to calculate the Fund’s net asset value may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of September 30, 2023:

Level 1 --- Quoted prices in an active market:
Common Stocks	$648,133,889
Money Market Funds	7,711,666
Level 2 --- Other significant observable market inputs:
Time Deposits	16,112,826
Level 3 --- Significant unobservable inputs	-

Total Investments	$671,958,381